Corporate information	12 Months Ended
Dec. 31, 2021
Disclosure Of Corporate Information [Abstract]
Corporate information
1.	Corporate information

Farfetch Limited (the “Company”) is an exempted company incorporated with limited liability under the Companies Act (as amended) of the Cayman Islands, as amended and restated from time to time (the “Companies Act”). The principal place of business is The Bower, 211 Old Street, London, EC1V 9NR, United Kingdom. Farfetch Limited and its subsidiary undertakings (the “Group”) is principally engaged in the following:

•

providing an online marketplace at Farfetch.com (and related suffixes) as well as the Farfetch app for retailers and brands to be able to offer their products for sale to the public (including associated services such as ‘production’, logistics, customer services and payment processing);

•	web design, build, development and retail distribution for retailers and brands to enable them to offer their products to the public;
•	operating the company-owned stores (Browns, New Guards, Stadium Goods) and the branded (Off-White, Ambush) stores;
•	providing a platform for the development of global luxury fashion brands.

Effects of the COVID-19 pandemic

Since early 2020, the world has been, and continues to be, impacted by COVID-19 and its variants. The extent of these impacts on our financial and operating results will be dictated by the length of time that the pandemic and the related counter-measures continue for, in addition to individuals’ and companies’ risk tolerance regarding health matters going forward.

The impact of the COVID-19 pandemic and actions taken in response to it had varying effects on our 2020 operating results. Since the onset of the pandemic, there has been an acceleration in the shift of consumer demand to online, which the Group has partially benefited from. This has continued during the year ended December 31, 2021. In 2020, this also resulted in Digital Platform revenue growth. This growth in revenue was partially offset by the performance in Brand Platform revenue which has been impacted by Brand Platform customers having to close at various times during 2020.

In light of the COVID-19 pandemic, the Group has considered the impact on the Consolidated financial statements and where appropriate any impacts have been reflected in the financial statements.

These financial statements were authorized for issue by the Board on March 4, 2022.